Financial results, net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
- Interest income	$ 463	$ 591	$ 491
- Dividend income	0	1	34
Total finance income	463	592	525
- Interest expense	(8,291)	(11,437)	(14,524)
- Others financial costs	(902)	(1,299)	(923)
Subtotal finance costs	9,193	12,736	15,447
Capitalized finance costs	0	768	277
Total finance costs	9,193	11,968	15,170
- Fair value gain of financial assets and liabilities at fair value through profit or loss, net	(1,454)	(8,720)	(828)
Exchange rate differences, net	14,406	11,512	(15,386)
- Gain/(Loss) from repurchase of negotiable obligations	1,460	(156)	228
- (Loss) / gain from derivative financial instruments, net	33	(740)	(901)
Other financial results	439	(121)	0
Total Other financial results	17,792	19,215	(15,231)
- Inflation adjustment	2,789	(2,370)	(26)
Total financial results, net	$ 11,851	$ 5,469	$ (29,902)